Fees Summary	May 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,910,000
Previously Paid Amount	0
Total Fee Amount	76,230.02
Total Offset Amount	0
Net Fee	$ 76,230.02